Parent company only condensed financial information - Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash generated from /(used in) operating activities
Cash generated from /(used in) operations	¥ (693,691)	¥ (1,815,725)	¥ (489,138)
Net cash used in operating activities	(704,145)	(1,817,454)	(489,237)
Cash flows from investing activities
Payment for investment in subsidiaries, net of cash acquired		(270,791)	(165,020)
(Payment for)/Proceeds from loan to subsidiaries		(5,000)	(15,027)
Net cash (used in)/generated from investing activities	1,315,725	570,839	(5,805,478)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	2,722,445	102,080	4,409,771
Proceeds from issuance of ordinary shares upon initial public offering		2,035,177
Share issue transaction costs	(24,766)	(28,142)	(20,585)
Net cash generated from financing activities	1,533,838	1,754,557	5,999,403
Net (decrease)/increase in cash and cash equivalents	2,145,418	507,942	(295,312)
Cash and cash equivalents at the beginning of the year	1,077,875	565,027	847,767
Effects of exchange rate changes on cash and cash equivalents	(168,099)	4,906	12,572
Cash and cash equivalents at the end of year	3,055,194	1,077,875	565,027
Parent company
Cash generated from /(used in) operating activities
Cash generated from /(used in) operations	(5,230)	(2,275)	13,672
Net cash used in operating activities	(5,230)	(2,275)	13,672
Cash flows from investing activities
Payment for investment in subsidiaries, net of cash acquired	(3,381,568)	(1,580,599)	(4,655,746)
(Payment for)/Proceeds from loan to subsidiaries	85,694	(54,397)	(31,297)
Net cash (used in)/generated from investing activities	(3,295,874)	(1,634,996)	(4,687,043)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	2,722,445	102,080	4,409,771
Proceeds from issuance of ordinary shares upon initial public offering		2,035,177
Share issue transaction costs	(24,766)	(28,142)	(20,585)
Net cash generated from financing activities	2,697,679	2,109,115	4,389,186
Net (decrease)/increase in cash and cash equivalents	(603,425)	471,844	(284,185)
Cash and cash equivalents at the beginning of the year	634,507	159,644	431,257
Effects of exchange rate changes on cash and cash equivalents	775	3,019	12,572
Cash and cash equivalents at the end of year	¥ 31,857	¥ 634,507	¥ 159,644